SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Allowances for Doubtful Accounts
Balance as of Beginning of period	$ 1,870	$ 1,780	$ 1,887
Charged to Costs and Expenses	18	29	89
Deductions	(1)	(10)	(62)
Other Changes		2	(134)
Balance as of end of period	1,887	1,801	1,780
Allowance for Doubtful Accounts
Allowances for Doubtful Accounts
Balance as of Beginning of period	724	766	741
Charged to Costs and Expenses	18	29	89
Deductions	(1)	(10)	(62)
Other Changes		2	(2)
Balance as of end of period	741	787	766
Valuation Allowance for Deferred Tax Assets
Allowances for Doubtful Accounts
Balance as of Beginning of period			1,146
Other Changes			(132)
Balance as of end of period		1,014	1,014	1,146
Predecessor
Allowances for Doubtful Accounts
Balance as of Beginning of period				2,586
Charged to Costs and Expenses				(93)
Deductions				(622)
Other Changes				(1)
Balance as of end of period				1,870
Predecessor | Allowance for Doubtful Accounts
Allowances for Doubtful Accounts
Balance as of Beginning of period				861
Charged to Costs and Expenses				(93)
Deductions				(43)
Other Changes				(1)
Balance as of end of period				724
Predecessor | Valuation Allowance for Deferred Tax Assets
Allowances for Doubtful Accounts
Balance as of Beginning of period				1,725
Deductions				(579)
Balance as of end of period				$ 1,146